Multiemployer Benefit Plans (Tables)	12 Months Ended
Dec. 28, 2013
Multiemployer Plans [Abstract]
Summary of domestic multi-employer plan
The following two tables contain information about Safeway's U.S. multiemployer pension plans.

	EIN - PN	Pension Protection Act zone status		Safeway 5% of total plan contributions		FIP/RP status pending/implemented

Pension fund		2013	2012	2012	2011
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	951939092 - 001	Red 3/31/2014	Red 3/31/2013	Yes 3/31/2013	Yes 3/31/2012	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	916069306 - 001	Red 9/30/2013	Red 9/30/2012	Yes 9/30/2012	Yes 9/30/2011	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
Denver Area Meat Cutters and Employers Pension Plan	846097461 - 001	Green	Green	Yes	Yes	No
Mid-Atlantic UFCW and Participating Employers Pension Fund (4)	461000515 - 001	NA	NA	NA	NA	NA
Oregon Retail Employees Pension Trust	936074377 - 001	Red	Red	Yes	Yes	Implemented
Washington Meat Industry Pension Trust	916134141 - 001	Red 6/30/2014	Red 6/30/2013	Yes 6/30/2012	Yes 6/30/2011	Implemented
Alaska United Food and Commercial Workers Pension Trust	916123694 - 001	Red	Red	Yes	Yes	Implemented
Safeway Multiple Employer Retirement Plan (3)	943019135 - 005	80%+	80%+	No 12/29/2012	No 12/31/2011	NA
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Red	Red	Yes	Yes	Implemented
Central Pension Fund of the International Union of Operating Engineers and Participating Employers	366052390 - 001	Green 1/31/2014	Green 1/31/2013	No 1/31/2013	No 1/31/2012	No
Alaska Teamster-Employer Pension Plan	926003463 - 024	Red 6/30/2014	Red 6/30/2013	No 6/30/2012	No 6/30/2011	Implemented

	Contributions of Safeway (in millions)			Surcharge imposed (1)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)
Pension fund	2013	2012	2011				Count	Expiration	% head-count (2)
UFCW-Northern California Employers Joint Pension Trust Fund	$77.4	$72.9	$69.3	No	8/25/2012 to 7/23/2016	20	14	10/11/2014	93%
Western Conference of Teamsters Pension Plan	$45.7	$43.9	$44.2	No	9/29/2012 to 2/25/2017	46	1	10/1/2016	28%
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	$42.1	$39.3	$36.8	No	3/2/2014 to 5/4/2014	14	12	3/2/2014	99%
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	$19.5	$23.5	$23.2	No	10/31/2013 to 10/20/2016	7	4	10/29/2016	97%
Bakery and Confectionery Union and Industry International Pension Fund	$13.3	$12.4	$12.1	Yes	8/14/2011 to 9/3/2017	39	5	4/8/2017	39%
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	$12.2	$11.2	$10.1	No	7/6/2013 to 10/5/2016	39	3	5/7/2016	53%
Rocky Mountain UFCW Unions & Employers Pension Plan	$11.4	$11.3	$11.8	No	9/12/2015 to 8/27/2016	45	8	9/12/2015	56%
Desert States Employers & UFCW Unions Pension Plan	$9.5	$10.5	$9.9	No	10/25/2014 to 11/1/2014	4	2	10/25/2014	97%
Denver Area Meat Cutters and Employers Pension Plan	$5.0	$5.0	$5.4	No	9/12/2015 to 7/23/2016	43	8	9/12/2015	53%
Mid-Atlantic UFCW and Participating Employers Pension Fund (4)	$5.0	NA	NA	NA	10/31/2013 to 10/29/2016	7	4	10/29/2016	97%
Oregon Retail Employees Pension Trust	$4.5	$4.2	$4.1	No	8/31/2013 to 11/5/2016	34	4	7/25/2015	43%

	Contributions of Safeway (in millions)			Surcharge imposed (1)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)
Pension fund	2013	2012	2011				Count	Expiration	% head-count (2)
Washington Meat Industry Pension Trust	$3.2	$3.0	$2.7	No	3/15/2014 to 5/7/2016	12	4	5/7/2016	80%
Alaska United Food and Commercial Workers Pension Trust	$2.0	$1.9	$1.9	Yes	1/31/2013 to 12/11/2015	10	1	5/31/2015	49%
Safeway Multiple Employer Retirement Plan (3)	$1.9	$2.4	$—	NA	NA	NA	NA	NA	NA
Retail Food Employers and UFCW Local 711 Pension Trust Fund	$1.6	$1.5	$1.5	No	5/19/2013 to 3/1/2015	3	2	3/1/2015	98%
Central Pension Fund of the International Union of Operating Engineers and Participating Employers	$1.5	$1.5	$1.4	No	6/14/2014 to 4/15/2018	6	2	4/15/2018	45%
Alaska Teamster-Employer Pension Plan	$1.0	$1.0	$1.0	No	3/8/2014 to 10/4/2014	3	2	3/8/2014	85%
Other funds	$2.4	$3.2	$2.8
Total Safeway contributions to U.S. multiemployer pension plans	$259.2	$248.7	$238.2
NA = not applicable.

(1)	PPA surcharges are 5% or 10% of eligible contributions and may not apply to all collective bargaining agreements or total contributions made to each plan.

(2)	Employees on which Safeway may contribute under these most significant collective bargaining agreements as a percent of all employees on which Safeway may contribute to the respective fund.

(3)
The Safeway Multiple Employer Retirement Plan (“SMERP”) is a multiple employer plan as defined in the Internal Revenue Code. However, the SMERP is characterized as a multiemployer plan by the FASB, even though it is not maintained pursuant to any collective bargaining agreements to which Safeway is party. The plan may be subject to statutory annual minimum contributions based on complex actuarial calculations. Additionally, it has no PPA zone status and is not subject to establishment of a funding improvement plan or a rehabilitation plan or other PPA provisions that apply to multiemployer plans.

(4)
The Mid-Atlantic UFCW & Participating Employers Pension Fund is a multiemployer plan effective January 1, 2013 which provides future service benefits to participants who would have otherwise earned future service under the Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund. The plan is not expected to be subject to zone status certification or notice or establishment of a funding improvement plan or a rehabilitation plan as per section 432(a) of the Internal Revenue Code since those provisions are required for multiemployer plans in effect on July 16, 2006.